Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 9,129	$ 10,280
Interest-bearing demand deposits	218	264
Federal funds sold	591	10
Cash and Cash Equivalents	9,938	10,554
Time certificates of deposit	198	198
Securities available for sale	73,804	75,627
Securities held to maturity, fair value 2011 $36,639; 2010 $30,976	34,972	31,872
Loans	251,012	238,596
Less: Allowance for loan losses	(3,085)	(2,154)
Less: Deferred loan fees and costs, net	(224)	(211)
Net loans	247,703	236,231
Premises and equipment, net	7,461	5,802
Restricted investment in bank stocks	2,121	2,541
Investment in life insurance	7,399	7,109
Other assets	4,287	4,221
Total Assets	387,883	374,155
LIABILITIES AND SHAREHOLDERS' EQUITY
Non-interest bearing	35,994	31,910
Interest-bearing	294,555	285,939
Total Deposits	330,549	317,849
Short-term borrowings	2,685	4,030
Long-term debt	15,000	16,000
Junior subordinated debt	5,155	5,155
Other liabilities	3,056	2,839
Total Liabilities	356,445	345,873
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, without par value; 10,000,000 shares authorized and unissued
Common stock, $5 par value; 10,000,000 shares authorized; Shares issued, 2011 - 1,411,526; 2010 - 1,407,412 Shares outstanding, 2011 - 1,407,870; 2010 - 1,403,761	7,058	7,037
Capital in excess of par value	522	415
Retained earnings	22,652	19,560
Treasury stock, at cost 2011 - 3,656 shares; 2010 - 3,651 shares	(110)	(110)
Accumulated other comprehensive income	1,316	1,380
Total Shareholders' Equity	31,438	28,282
Total Liabilities and Shareholders' Equity	$ 387,883	$ 374,155